Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,868,000
Previously Paid Amount	0.00
Total Fee Amount	5,644.49
Total Offset Amount	0.00
Net Fee	5,644.49
Narrative - Max Aggregate Offering Price	$ 36,868,000
Final Prospectus	true